Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Leases
2026	$ 3,571
2027	2,510
2028	1,671
2029	596
2030	219
Total lease payments	8,567
Less: imputed interest	(671)
Total lease obligations	7,896
Current	3,178	$ 3,075
Long-term	$ 4,718	$ 3,903